Note 5 - Cash and Cash Equivalents (Details) - Summary of cash and cash equivalents (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of cash and cash equivalents [Abstract]
Time deposits	$ 17,679	$ 24,015
Savings and checking accounts	23,214	16,499
Money market mutual funds	162	1,764
Petty cash	14	15
	$ 41,069	$ 42,293	$ 27,898	$ 32,562